Fair Value Measurements (Changes in Fair Value of Level 3 Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investment available for sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1, 2015	$ 18,357	$ 17,128
Deposits		0
Total gains (losses) (realized or unrealized):
Included in earnings	125	119
Included in other comprehensive income (loss)	(263)	1,465
Purchases, sales, issuances and settlements:
Settlements	(380)
Ending balance at December 31, 2015	17,839	18,357
Purchases, sales, issuances and settlements:
Settlements		(355)
Fair Value, Liabilities Measured on Recurring Basis, Deconsolidation of Subsidiary		0
Investment Available for Sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Deposits	0
Earnout on Excess of EBITDA in 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Deposits		0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1, 2015	(75)	(1,125)
Total gains (losses) (realized or unrealized):
Included in earnings		1,050
Included in other comprehensive income (loss)		0
Purchases, sales, issuances and settlements:
Settlements		0
Ending balance at December 31, 2015		(75)
Fair Value, Liabilities Measured on Recurring Basis, Deconsolidation of Subsidiary		0
Merger Earnout
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Deposits	0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1, 2015	(75)
Total gains (losses) (realized or unrealized):
Included in earnings	75
Included in other comprehensive income (loss)	0
Purchases, sales, issuances and settlements:
Settlements	0
Ending balance at December 31, 2015	0	(75)
Contingent Payments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Deposits	0	0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1, 2015	(3,792)	(4,343)
Total gains (losses) (realized or unrealized):
Included in earnings	(723)	(274)
Included in other comprehensive income (loss)	0	0
Purchases, sales, issuances and settlements:
Settlements	(883)	(825)
Ending balance at December 31, 2015	(3,632)	(3,792)
Fair Value, Liabilities Measured on Recurring Basis, Deconsolidation of Subsidiary		0
Included in interest income | Investment available for sale
Total gains (losses) (realized or unrealized):
Included in earnings	125	119
Included in interest income | Earnout on Excess of EBITDA in 2015
Total gains (losses) (realized or unrealized):
Included in earnings		0
Included in interest income | Merger Earnout
Total gains (losses) (realized or unrealized):
Included in earnings	0
Included in interest income | Contingent Payments
Total gains (losses) (realized or unrealized):
Included in earnings	0	0
Included in interest expense | Investment available for sale
Total gains (losses) (realized or unrealized):
Included in earnings	0	0
Included in interest expense | Earnout on Excess of EBITDA in 2015
Total gains (losses) (realized or unrealized):
Included in earnings		0
Total gains (losses) (realized or unrealized):
Included in earnings		0
Included in interest expense | Merger Earnout
Total gains (losses) (realized or unrealized):
Included in earnings	0
Included in interest expense | Contingent Payments
Total gains (losses) (realized or unrealized):
Included in earnings		60
Total gains (losses) (realized or unrealized):
Included in earnings	(627)	$ (734)
Non-operating income | Investment available for sale
Total gains (losses) (realized or unrealized):
Included in earnings	0
Non-operating income | Merger Earnout
Total gains (losses) (realized or unrealized):
Included in earnings	0
Non-operating income | Contingent Payments
Total gains (losses) (realized or unrealized):
Included in earnings	$ (96)